Investments in real estate, net (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2007 Unconsolidated real estate entity sqft	Dec. 31, 2011 Unconsolidated real estate entity	Dec. 31, 2010 Unconsolidated real estate entity	May 15, 2009 Unconsolidated real estate entity
Investment in unconsolidated real estate entity
Land held for future development (in square feet)	10,939,000	8,328,000	414,000
Non-recourse secured loan due in 2013	$ 724,305,000	$ 790,869,000		$ 38,400,000	$ 38,400,000
Notional amount of interest rate cap agreement related to the secured note						38,400,000
Base rate	one month LIBOR		one month LIBOR
Ceiling on one month LIBOR (as a percent)			2.50%
Investment in unconsolidated real estate entity	$ 42,342,000	$ 36,678,000